Form N-1A Cover	Oct. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 27, 2025
Prospectus Date	Oct. 28, 2025